Stockholders' Equity (Details Narrative) - USD ($)								1 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 21, 2018	May 10, 2018	Jan. 17, 2018	Jan. 02, 2018	Feb. 16, 2017	Jan. 11, 2017	Jan. 10, 2017	Feb. 28, 2017	Dec. 31, 2016	Jun. 30, 2018	Dec. 31, 2017
Common stock, shares authorized									100,000,000	100,000,000	100,000,000
Common stock, par value									$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized									20,000,000	20,000,000	20,000,000
Preferred stock, par value									$ 0.0001	$ 0.0001	$ 0.0001
Stock issued during period for acquisition, shares			5,000	5,000
Acquisition price per share			$ 0.60	$ 0.60
Number of common stock shares issued for services, value									$ 2,000
Fair value of common stock									$ 2,000
Common stock, shares issued									20,000,000	19,285,425	19,003,367
Common stock, shares outstanding									20,000,000	19,285,425	19,003,367
Preferred stock, shares issued										1,000	1,000
Preferred stock, shares outstanding										1,000	1,000
Series A Preferred Stock [Member]
Preferred stock voting rights description										The Company’s directors and officers have a beneficial ownership of the entire class of the Company’s Series A Preferred Stock, which voting together as a class, have the right to vote 51% of the Company’s voting shares on any and all shareholder matters (the “Majority Voting Rights”). Additionally, the Company shall not adopt any amendments to the Company’s Bylaws, Articles of Incorporation, as amended, make any changes to the Certificate of Designations establishing the Series A Preferred Stock, or effect any reclassification of the Series A Preferred Stock, without the affirmative vote of at least 60% of the outstanding shares of Series A Preferred Stock.	The Company’s directors and officers have beneficial ownership of the entire class of the Company’s Series A Preferred Stock, which voting together as a class, have the right to vote 51% of the Company’s voting shares on all shareholder matters (the “Majority Voting Rights”) not adopt any amendments to the Company’s Bylaws, Articles of Incorporation, as amended, make any changes to the Certificate of Designations establishing the Series A Preferred Stock, or effect any reclassification of the Series A Preferred Stock, without the affirmative vote of at least 60% of the outstanding shares of Series A Preferred Stock.
GHS Investments, LLC [Member]
Number of common stock issued	272,058
Fair value of common stock	$ 408,087
Mr. Nikolin Kasa [Member]
Number of common stock shares issued for services		5,000
Number of common stock shares issued for services, value		$ 6,000
President [Member]
Number of common stock issued						5,000,000
Fair value of common stock						$ 500
President [Member] | Series A Preferred Stock [Member]
Preferred stock, par value								$ 0.0001
Number of common stock issued								600
Shares issued price per share								$ 0.06
Officer and Director [Member]
Common stock, par value					$ 0.0001
Number of common stock issued					5,000,000		5,000,000
Officer and Director [Member] | Series A Preferred Stock [Member]
Number of common stock issued								400
Shares issued price per share								$ 0.04